LOANS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2021
LOANS RECEIVABLE, NET [Abstract]
Loan Portfolios
Loans receivable represents loans granted to commercial and consumer customers. The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customer’s prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan our collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:
	As of
	December 31, 2020	June 30, 2021
	$	$

Commercial	183,710	171,619
Consumer	259,860	710,244
	443,570	881,863
Allowance for credit losses	(40,484)	(73,890)
	403,086	807,973

Summary of Delinquency Status of Loans Receivable by Year of Origination
	As of June 30, 2021
	Year of origination
	2021	2020	2019	2018	2017	Prior	Total
Commercial	$	$	$	$	$	$	$
Delinquency:
Current	19,522	106,345	16,132	5,217	3,812	1,607	152,635
Past due
- 1 to 30 days	668	4,365	585	2,974	100	11	8,703
- 31 to 60 days	340	3,162	276	61	128	2	3,969
- 61 to 90 days	31	287	348	112	7	70	855
- More than 90 days	–	5,017	228	131	34	47	5,457
	20,561	119,176	17,569	8,495	4,081	1,737	171,619

Consumer
Delinquency:
Current	633,129	7,871	12,325	9,461	5,989	1,313	670,088
Past due
- 1 to 30 days	10,899	866	585	513	134	37	13,034
- 31 to 60 days	6,483	506	1,000	1,676	734	119	10,518
- 61 to 90 days	4,260	1,286	130	271	64	13	6,024
- More than 90 days	7,101	2,962	246	88	25	158	10,580
	661,872	13,491	14,286	12,009	6,946	1,640	710,244

Loans Receivable's Allowance for Credit Losses
An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:
	Commercial	Consumer	Total
	$	$	$
Balance at January 1, 2020	–	–	–
Acquisition of subsidiaries	14,721	6,750	21,471
(Reversal) Charged to expenses	(1,687)	12,944	11,257
Write-off of loans receivable	(3,911)	(6,115)	(10,026)
Exchange differences	(915)	(201)	(1,116)

Balance at June 30, 2020	8,208	13,378	21,586
Acquisition of subsidiaries	2,335	2,604	4,939
Charged to expenses	27,750	12,061	39,811
Write-off of loans receivable	(10,890)	(16,460)	(27,350)
Exchange differences	921	577	1,498

Balance at December 31,2020	28,324	12,160	40,484
Charged to expenses	11,001	36,695	47,696
Write-off of loans receivable	(9,757)	(2,544)	(12,301)
Exchange differences	(951)	(1,038)	(1,989)

Balance at June 30, 2021	28,617	45,273	73,890